Revenue - Summary of Group Revenue Disaggregated By Type of Revenue Stream and By Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	$ 1,304	$ 1,147		$ 894
Incentive management fees	168	103		62
Central revenue	200	184		188
Revenue from fee business	1,672	1,434	[1]	1,144	[1]
Revenue from owned, leased and managed lease hotels	471	394	[1]	237	[1]
Revenue from insurance activities	21	15	[1]	9	[1]
System Fund revenues (note 32)	1,564	1,217		928
Reimbursable revenues (note 32)	896	832		589
Total revenue	4,624	3,892	[1]	2,907	[1]
Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,164	1,843		1,390
Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	936	861		683
Incentive management fees	21	18		8
Revenue from fee business	957	879		691
Revenue from owned, leased and managed lease hotels	148	126		83
Americas [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,105	1,005		774
EMEAA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	253	215		120
Incentive management fees	101	69		29
Revenue from fee business	354	284		149
Revenue from owned, leased and managed lease hotels	323	268		154
EMEAA [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	677	552		303
Greater China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	115	71		91
Incentive management fees	46	16		25
Revenue from fee business	161	87		116
Greater China [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	161	87		116
Central [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Central revenue	200	184		188
Revenue from fee business	200	184		188
Revenue from insurance activities	21	15		9
Central [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 221	$ 199		$ 197

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).